Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction
The components of (loss) income before the provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ thousands)	2017	2016	2015
Italy	479,851	578,221	419,116
United States	(1,173,601)	(355,451)	(379,425)
United Kingdom	(408,595)	87,269	(150,475)
All other	125,420	13,374	93,753
	(976,925)	323,413	(17,031)

Provision (Benefit) for Income Taxes
The (benefit from) provision for income taxes consists of:

	For the year ended December 31,
($ thousands)	2017	2016	2015
Current:
Italy	131,155	192,712	168,915
United States	80,140	(16,982)	(24,434)
United Kingdom	733	711	(5,097)
All other	54,823	36,414	48,753
	266,851	212,855	188,137
Deferred:
Italy	865	(5,837)	1,660
United States	(175,539)	(109,139)	(121,032)
United Kingdom	4,366	19,232	(16,242)
All other	(125,957)	(57,905)	(13,627)
	(296,265)	(153,649)	(149,241)
	(29,414)	59,206	38,896

Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates
A reconciliation of the provision for income taxes, with the amount computed by applying the weighted average rate of the United Kingdom statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods (19.25% in 2017, 20.00% in 2016 and 20.25% in 2015) to (loss) income before the provision for income taxes is as follows:

	For the year ended December 31,
($ thousands)	2017	2016	2015
(Loss) income before provision for income taxes	(976,925)	323,413	(17,031)
United Kingdom statutory tax rate	19.25%	20.00%	20.25%
Statutory tax (benefit) expense	(188,058)	64,682	(3,449)

Tax Impact of 2017 Tax Act	(114,219)	—	—
Foreign tax and statutory rate differential	(71,050)	(17,013)	(48,407)
Italian allowance for corporate equity	(11,761)	(9,243)	(6,929)
Research and development tax credit	(5,052)	(4,980)	(4,393)
Tax impact of tax law and rate changes excluding the Tax Act	(2,463)	(8,422)	(4,746)
Non-controlling interest	(2,205)	(3,605)	8,565
Provision to return adjustments	(1,334)	(6,705)	(1,434)
Nondeductible expenses	1,204	2,659	30,244
Tax cost of tax dividends	3,041	4,619	12,888
Foreign withholding and state taxes on unremitted earnings	9,290	—	—
Foreign tax expense, net of federal benefit	14,500	3,457	9,003
Change in unrecognized tax benefits	20,624	(10,914)	(15,593)
IRAP and other state taxes	33,484	36,754	29,697
Change in valuation allowances	58,672	3,610	7,495
Capital gain taxes on sale of DoubleDown	94,303	—	—
Nondeductible goodwill impairment	137,445	—	—
Italian tax litigation settlement	—	15,256	—
Non-taxable gains on investments	—	(5,880)	—
Italian reorganization tax	—	—	13,405
Other	(5,835)	(5,069)	12,550
	(29,414)	59,206	38,896

Effective tax rate	3.0%	18.3%	(228.4)%

Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ thousands)	2017	2016
Deferred tax assets:
Net operating losses	241,702	266,547
Provisions not currently deductible for tax purposes	132,365	160,202
Depreciation and amortization	72,101	118,122
Jackpot timing differences	51,438	83,989
Inventory reserves	9,913	15,974
Deferred revenue	5,317	9,129
Stock-based compensation	2,402	7,468
Credit carryforwards	—	38,618
Other	4,155	15,897
Gross deferred tax assets	519,393	715,946
Valuation allowance	(184,554)	(151,653)
Net deferred tax assets	334,839	564,293

Deferred tax liabilities:
Acquired intangible assets	635,471	1,115,345
Depreciation and amortization	138,764	144,115
Other	10,518	35,381
Total deferred tax liabilities	784,753	1,294,841

Net deferred income tax liability	(449,914)	(730,548)

The Company’s net deferred income taxes are recorded in the consolidated balance sheets as follows:

	December 31,
($ thousands)	2017	2016
Deferred income taxes - non-current asset	41,546	31,376
Deferred income taxes - non-current liability	(491,460)	(761,924)
	(449,914)	(730,548)

Reconciliation of the Beginning and Ending Amount of Valuation Allowance
A reconciliation of the beginning and ending amount of the valuation allowance is as follows:

	December 31,
($ thousands)	2017	2016	2015
Balance at beginning of year	151,653	139,663	77,631
Expiration of tax attributes	(25,771)	—	—
Net charges to expense	58,672	11,990	62,032
Balance at end of year	184,554	151,653	139,663

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
($ thousands)	2017	2016	2015
Balance at beginning of year	14,340	37,370	6,296
Current year acquisition	—	—	49,934
Additions to tax positions - current year	479	423	9,462
Additions to tax positions - prior years	7,503	1,718	—
Reductions to tax positions - current year	(893)	(652)	—
Reductions to tax positions - prior years	(41)	(12,755)	(7,733)
Settlements	—	(8,750)	(5,313)
Lapses in statutes of limitations	(413)	(3,014)	(15,276)
Balance at end of year	20,975	14,340	37,370